UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 92.2%
Aerospace & Defense — 1.6%
Boeing Co. (The)	588,484	$84,841,738

Banks — 5.5%
Bank of America Corp.	3,453,570	61,749,832
JPMorgan Chase & Co.	1,559,488	106,871,712
Wells Fargo & Co.	1,948,525	112,761,142

		281,382,686

Beverages — 3.7%
Britvac PLC (United Kingdom)	6,992,725	74,827,290
Britvac PLC (United Kingdom), 144A(a)	741,992	7,939,859
Coca-Cola Co. (The)	1,054,517	43,319,558
Coca-Cola Enterprises, Inc.	1,268,409	64,790,332

		190,877,039

Biotechnology — 1.9%
Celgene Corp.*	741,263	97,290,769

Chemicals — 1.8%
Air Products & Chemicals, Inc.	268,539	38,269,493
Potash Corp. of Saskatchewan, Inc. (Canada)	1,913,231	52,001,619

		90,271,112

Commercial Services & Supplies — 0.7%
Spotless Group Holdings Ltd. (Australia)	5,955,536	8,500,447
Spotless Group Holdings Ltd. (Australia), 144A(a)	18,978,066	27,087,746

		35,588,193

Communications Equipment — 4.0%
Cisco Systems, Inc.	7,231,605	205,522,214

Construction & Engineering — 0.6%
Abengoa SA, ADR (Spain)(c)	2,912,280	32,195,255

Consumer Finance — 0.9%
Navient Corp.	2,846,539	44,690,662

Containers & Packaging — 1.1%
Bemis Co., Inc.	668,363	29,788,939
Packaging Corp. of America	383,819	27,170,547

		56,959,486

Diversified Financial Services
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(a)(b)	100,000	1,348,285

Diversified Telecommunication Services — 1.8%
Frontier Communications Corp.(c)	16,935,475	79,935,442
HKBN Ltd. (Hong Kong), 144A*(a)	11,130,869	11,960,339

		91,895,781

Electric Utilities — 0.2%
Alupar Investimento SA (Brazil)	375,608	1,795,792
Alupar Investimento SA (Brazil), 144A(a)	1,777,926	8,500,314

		10,296,106

Food Products — 5.3%
JM Smucker Co. (The)	649,183	72,507,249

Kraft Heinz Co. (The)	1,679,124	133,439,984
Pinnacle Foods, Inc.	1,464,191	65,815,386

		271,762,619

Hotels, Restaurants & Leisure — 6.2%
Carnival Corp.	1,469,448	78,306,884
McDonald’s Corp.	621,474	62,060,394
Merlin Entertainments PLC (United Kingdom)	1,507,457	9,763,312
Merlin Entertainments PLC (United Kingdom), 144A(a)	4,500,000	29,145,045
Starbucks Corp.	1,503,812	87,115,829
Starwood Hotels & Resorts Worldwide, Inc.	637,895	50,687,137

		317,078,601

Household Products — 0.9%
Procter & Gamble Co. (The)	580,284	44,507,783

Independent Power & Renewable Electricity Producers — 2.3%
Abengoa Yield PLC (Spain)	2,926,967	74,286,423
NRG Yield, Inc. (Class A Stock)(c)	1,135,833	22,387,268
NRG Yield, Inc. (Class C Stock)(c)	1,135,833	21,910,219

		118,583,910

Insurance — 2.2%
MetLife, Inc.	1,119,852	62,420,550
Montpelier Re Holdings Ltd. (Bermuda)	1,243,575	53,038,474

		115,459,024

Internet Software & Services — 1.0%
Yahoo!, Inc.*	1,367,906	50,161,113

IT Services — 3.8%
Computer Sciences Corp.	1,553,120	101,620,641
Xerox Corp.	8,447,236	93,088,541

		194,709,182

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	606,681	84,650,200

Media — 2.6%
Cinemark Holdings, Inc.	1,219,649	48,127,349
Time Warner, Inc.	992,166	87,350,295

		135,477,644

Multi-Utilities — 1.2%
NiSource, Inc.	1,006,319	17,570,330
PG&E Corp.	795,527	41,773,123

		59,343,453

Oil, Gas & Consumable Fuels — 8.6%
Cheniere Energy Partners LP Holdings LLC	3,429,230	74,962,968
Cheniere Energy, Inc.*	146,407	10,097,691
Columbia Pipeline Group, Inc.	1,193,445	34,824,725
Euronav NV (Belgium)	2,365,170	35,903,281
Kinder Morgan, Inc.	2,390,856	82,819,252
Pembina Pipeline Corp. (Canada)	1,309,850	38,103,536
SemGroup Corp. (Class A Stock)	633,736	45,052,292
Williams Cos., Inc. (The)	2,277,679	119,532,594

		441,296,339

Pharmaceuticals — 8.3%
AbbVie, Inc.	846,369	59,254,294
Bristol-Myers Squibb Co.	1,980,139	129,976,324

Endo International PLC*	239,651	20,979,049
Merck & Co., Inc.	1,866,978	110,077,023
Novartis AG (Switzerland), ADR	346,158	35,913,892
Pfizer, Inc.	1,941,055	69,994,443

		426,195,025

Real Estate Investment Trusts (REITs) — 8.2%
Crown Castle International Corp.	690,275	56,540,425
CyrusOne, Inc.	2,121,579	65,217,339
Digital Realty Trust, Inc.(c)	1,349,946	86,761,029
GEO Group, Inc. (The)	2,036,780	76,888,445
MFA Financial, Inc.	6,754,606	50,862,183
QTS Realty Trust, Inc. (Class A Stock)(c)	795,113	32,997,190
Starwood Property Trust, Inc.	2,443,315	53,166,534

		422,433,145

Road & Rail — 1.5%
Canadian Pacific Railway Ltd. (Canada)	163,731	26,336,131
Union Pacific Corp.	532,276	51,944,815

		78,280,946

Software — 1.5%
Microsoft Corp.	1,621,129	75,706,724

Specialty Retail — 3.7%
GameStop Corp. (Class A Stock)(c)	1,668,965	76,522,045
Home Depot, Inc. (The)	736,590	86,203,128
Lowe’s Cos., Inc.	371,131	25,741,646

		188,466,819

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	1,460,397	177,146,156

Tobacco — 4.0%
Philip Morris International, Inc.	721,765	61,732,561
Reynolds American, Inc.	1,699,870	145,831,847

		207,564,408

Wireless Telecommunication Services — 2.1%
Vodafone Group PLC (United Kingdom), ADR	2,878,629	108,754,604

TOTAL COMMON STOCKS (cost $4,186,518,292)		4,740,737,021

PREFERRED STOCKS — 2.7%
Diversified Telecommunication Services — 1.2%
Frontier Communications Corp., Series A, CVT, 11.125%	624,446	61,039,596

Independent Power & Renewable Electricity Producers — 0.5%
Dynegy, Inc. Series A, CVT, 5.375%(c)	241,991	22,749,574

Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., Series B, CVT, 5.5%	523,879	53,158,002

TOTAL PREFERRED STOCKS (cost $139,388,555)		136,947,172

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 4.1%
Airlines — 0.8%
BAC United Continental Holdings, Notes, 144A(a)	9.500%	08/06/15		73,275	41,649,510

Financial Services — 3.3%
GS Endo International, Inc., Sr. Unsec’d. Notes, 144A(a)	5.300%	09/30/15		86,643	75,985,045
RBC Air Canada (Canada), Sr. Unsec’d. Notes, 144A(a)	7.955%	10/01/15	CAD	442,722	40,079,738
WFC United Continental Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	7.440%	11/04/15		98,278	55,900,526

					171,965,309

TOTAL CONVERTIBLE BONDS (cost $234,049,043)					213,614,819

TOTAL LONG-TERM INVESTMENTS (cost $4,559,955,890)					5,091,299,012

SHORT-TERM INVESTMENT — 4.7%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $240,906,963; includes $186,655,293 of cash collateral for securities on loan)(d)(e)				240,906,963	240,906,963

TOTAL INVESTMENTS — 103.7% (cost $4,800,862,853)					5,332,205,975
Liabilities in excess of other assets — (3.7)%					(191,998,440)

NET ASSETS — 100.0%					$5,140,207,535

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAD	Canadian Dollar
CVT	Convertible Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,348,285, is approximately 0.0% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $181,942,446; cash collateral of $186,655,293 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$4,808,236,691

Appreciation	748,380,156
Depreciation	(224,410,872)

Net Unrealized Appreciation	$523,969,284

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures. The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$84,841,738	$—	$—
Banks	281,382,686	—	—
Beverages	108,109,890	82,767,149	—
Biotechnology	97,290,769	—	—
Chemicals	90,271,112	—	—
Commercial Services & Supplies	—	35,588,193	—
Communications Equipment	205,522,214	—	—
Construction & Engineering	32,195,255	—	—
Consumer Finance	44,690,662	—	—
Containers & Packaging	56,959,486	—	—
Diversified Financial Services	—	—	1,348,285
Diversified Telecommunication Services	91,895,781	—	—
Electric Utilities	1,795,792	8,500,314	—
Food Products	271,762,619	—	—
Hotels, Restaurants & Leisure	278,170,244	38,908,357	—
Household Products	44,507,783	—	—
Independent Power & Renewable Electricity Producers	118,583,910	—	—
Insurance	115,459,024	—	—
Internet Software & Services	50,161,113	—	—
IT Services	194,709,182	—	—
Life Sciences Tools & Services	84,650,200	—	—
Media	135,477,644	—	—
Multi-Utilities	59,343,453	—	—
Oil, Gas & Consumable Fuels	441,296,339	—	—
Pharmaceuticals	426,195,025	—	—
Real Estate Investment Trusts (REITs)	422,433,145	—	—
Road & Rail	78,280,946	—	—
Software	75,706,724	—	—
Specialty Retail	188,466,819	—	—
Technology Hardware, Storage & Peripherals	177,146,156	—	—
Tobacco	207,564,408	—	—
Wireless Telecommunication Services	108,754,604	—	—
Preferred Stocks
Diversified Telecommunication Services	61,039,596	—	—
Independent Power & Renewable Electricity Producers	22,749,574	—	—
Real Estate Investment Trusts (REITs)	53,158,002	—	—
Convertible Bonds	—	—	213,614,819
Affiliated Money Market Mutual Fund	240,906,963	—	—

Total	$4,951,478,858	$165,764,013	$214,963,104

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bonds
Balance as of 10/31/14	$1,415,762	$355,797,167
Accrued discount/premium	—	—
Realized gain (loss)	—	(2,886,590)
Change in unrealized appreciation (depreciation)*	(67,477)	(1,376,957)
Purchases	—	234,049,042
Sales		(371,967,843)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 07/31/15	$1,348,285	$213,614,819

*	Of which, $20,501,701 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

	Fair Value July 31, 2015	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Common Stock	$1,348,285	Mark-to-Market (Index)	Discretionary Adjustment Rate	- 18.45%
				$9.05 - $87.70
Convertible Bonds	$213,614,819	Market Approach	Offered quote	($58.86)

Prudential Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 3.6%
Huntington Ingalls Industries, Inc.	46,900	$5,506,529
L-3 Communications Holdings, Inc.	60,400	6,973,784
Orbital ATK, Inc.	26,100	1,851,795
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	101,300	5,703,190
Triumph Group, Inc.	99,100	5,336,535

		25,371,833

Airlines — 3.4%
Alaska Air Group, Inc.	83,600	6,332,700
JetBlue Airways Corp.*(a)	274,400	6,305,712
Southwest Airlines Co.	171,500	6,208,300
United Continental Holdings, Inc.*	88,800	5,007,432

		23,854,144

Auto Components — 2.1%
Delphi Automotive PLC (United Kingdom)	67,500	5,270,400
Goodyear Tire & Rubber Co. (The)	119,500	3,600,535
Lear Corp.	55,500	5,775,885

		14,646,820

Automobiles — 0.1%
Thor Industries, Inc.	8,200	458,216

Banks — 7.8%
BOK Financial Corp.	11,200	744,352
East West Bancorp, Inc.	89,200	3,992,592
Fifth Third Bancorp	438,600	9,241,302
Fulton Financial Corp.	215,200	2,788,992
Huntington Bancshares, Inc.	638,700	7,453,629
KeyCorp.	542,400	8,049,216
Popular, Inc. (Puerto Rico)*	114,700	3,512,114
Regions Financial Corp.	823,600	8,557,204
SunTrust Banks, Inc.	231,400	10,260,276

		54,599,677

Beverages — 0.9%
Coca-Cola Enterprises, Inc.	122,100	6,236,868

Capital Markets — 1.5%
Ameriprise Financial, Inc.	25,300	3,179,451
Lazard Ltd. (Class A Stock), MLP	96,600	5,352,606
Waddell & Reed Financial, Inc. (Class A Stock)	46,700	2,097,297

		10,629,354

Chemicals — 4.4%
Cabot Corp.	53,700	1,889,166
Celanese Corp. (Class A Stock)	112,100	7,389,632
Eastman Chemical Co.	93,500	7,330,400
Mosaic Co. (The)	197,400	8,476,356
Rayonier Advanced Materials	16,700	234,635
Westlake Chemical Corp.	93,800	5,859,686

		31,179,875

Commercial Services & Supplies — 0.2%
RR Donnelley & Sons Co.	72,300	1,268,865

Communications Equipment — 1.8%
Brocade Communications Systems, Inc.	517,600	5,310,576

Harris Corp.	90,100	7,472,894

		12,783,470

Construction & Engineering — 0.8%
AECOM*(a)	172,500	5,318,175

Consumer Finance — 1.5%
Ally Financial, Inc.*	329,100	7,493,607
Navient Corp.	191,000	2,998,700

		10,492,307

Containers & Packaging — 1.0%
Crown Holdings, Inc.*	118,400	6,098,784
Packaging Corp. of America	1,300	92,027
WestRock Co.*	14,258	899,109

		7,089,920

Diversified Financial Services — 1.1%
Leucadia National Corp.	24,500	576,240
Voya Financial, Inc.	158,900	7,460,355

		8,036,595

Electric Utilities — 6.0%
Edison International	124,700	7,483,247
Entergy Corp.	113,600	8,067,872
Eversource Energy	10,084	501,377
FirstEnergy Corp.	253,100	8,595,276
PPL Corp.	319,500	10,163,295
Xcel Energy, Inc.	217,900	7,554,593

		42,365,660

Electronic Equipment, Instruments & Components — 0.6%
Jabil Circuit, Inc.	179,900	3,642,975
Vishay Intertechnology, Inc.(a)	56,000	642,880

		4,285,855

Energy Equipment & Services — 4.9%
Cameron International Corp.*	142,600	7,195,596
FMC Technologies, Inc.*	101,000	3,308,760
Nabors Industries Ltd.	416,600	4,836,726
National Oilwell Varco, Inc.	156,500	6,593,345
Noble Corp. PLC	268,300	3,206,185
Oceaneering International, Inc.	37,300	1,492,746
Rowan Cos. PLC (Class A Stock)	72,700	1,252,621
Superior Energy Services, Inc.	122,400	2,080,800
Weatherford International PLC*(a)	411,500	4,394,820

		34,361,599

Food & Staples Retailing — 0.6%
Kroger Co. (The)	113,200	4,441,968

Food Products — 3.1%
Bunge Ltd.	93,700	7,481,945
Ingredion, Inc.	80,300	7,082,460
Tyson Foods, Inc. (Class A Stock)(a)	159,600	7,078,260

		21,642,665

Gas Utilities — 1.1%
AGL Resources, Inc.	138,200	6,644,656
Atmos Energy Corp.	11,400	630,420

Questar Corp.	15,600	345,384

		7,620,460

Health Care Providers & Services — 2.5%
Community Health Systems, Inc.*	112,000	6,553,120
HCA Holdings, Inc.*	39,100	3,636,691
Health Net, Inc.*	104,900	7,013,614

		17,203,425

Independent Power & Renewable Electricity Producers — 1.0%
AES Corp.	557,200	7,132,160

Insurance — 11.5%
Alleghany Corp.*	14,500	7,048,885
Allied World Assurance Co. Holdings AG	145,200	6,136,152
American Financial Group, Inc.	96,000	6,619,200
AmTrust Financial Services, Inc.(a)	29,600	2,057,496
Arch Capital Group Ltd.*	109,700	7,828,192
Aspen Insurance Holdings Ltd.	84,900	4,082,841
Axis Capital Holdings Ltd.	117,900	6,786,324
CNA Financial Corp.	25,200	998,424
Endurance Specialty Holdings Ltd.(a)	86,900	6,038,681
Everest Re Group Ltd.	1,700	311,304
Hanover Insurance Group, Inc. (The)	82,500	6,670,125
Hartford Financial Services Group, Inc. (The)	126,800	6,029,340
Lincoln National Corp.	43,900	2,472,448
Loews Corp.	63,800	2,431,418
PartnerRe Ltd.	13,700	1,862,652
Principal Financial Group, Inc.	169,500	9,408,945
Reinsurance Group of America, Inc.	4,000	386,080
RenaissanceRe Holdings Ltd.	15,100	1,620,230
Validus Holdings Ltd.	23,200	1,075,320
XL Group PLC (Ireland)	18,300	695,766

		80,559,823

IT Services — 1.5%
DST Systems, Inc.	32,300	3,525,545
Western Union Co. (The)(a)	86,900	1,758,856
Xerox Corp.	456,400	5,029,528

		10,313,929

Machinery — 1.4%
AGCO Corp.(a)	17,500	962,675
Dover Corp.	8,000	512,560
Kennametal, Inc.	9,600	304,224
PACCAR, Inc.	91,600	5,939,344
Trinity Industries, Inc.(a)	81,800	2,393,468

		10,112,271

Media — 0.8%
TEGNA, Inc.(a)	196,400	5,721,132

Metals & Mining — 2.6%
Alcoa, Inc.	163,600	1,614,732
Newmont Mining Corp.	334,700	5,746,799
Reliance Steel & Aluminum Co.	104,900	6,356,940
Steel Dynamics, Inc.	187,800	3,761,634
United States Steel Corp.(a)	53,200	1,035,804

		18,515,909

Multi-Utilities — 5.0%
Ameren Corp.	40,900	1,680,172
CenterPoint Energy, Inc.	11,000	212,740
Consolidated Edison, Inc.	158,200	10,059,938
DTE Energy Co.	111,400	8,963,244
Public Service Enterprise Group, Inc.	245,900	10,246,653
SCANA Corp.	72,087	3,950,368

		35,113,115

Multiline Retail — 0.3%
Dillard’s, Inc. (Class A Stock)	17,500	1,782,900

Oil, Gas & Consumable Fuels — 5.0%
Continental Resources, Inc.*	67,500	2,255,175
HollyFrontier Corp.(a)	157,400	7,596,124
Marathon Oil Corp.	229,600	4,823,896
PBF Energy, Inc. (Class A Stock)	163,900	5,174,323
QEP Resources, Inc.	183,400	2,545,592
Southwestern Energy Co.*(a)	246,000	4,575,600
Tesoro Corp.	82,200	8,001,348

		34,972,058

Paper & Forest Products — 1.0%
International Paper Co.	146,900	7,032,103

Real Estate Investment Trusts (REITs) — 10.0%
Annaly Capital Management, Inc.	309,800	3,082,510
Apartment Investment & Management Co. (Class A Stock)	34,260	1,338,881
AvalonBay Communities, Inc.	26,342	4,539,780
BioMed Realty Trust, Inc.	138,300	2,978,982
Boston Properties, Inc.	20,394	2,514,172
Brandywine Realty Trust	267,700	3,686,229
Brixmor Property Group, Inc.	145,300	3,555,491
CBL & Associates Properties, Inc.	300,200	4,905,268
Columbia Property Trust, Inc.	85,100	2,056,016
Digital Realty Trust, Inc.(a)	72,600	4,666,002
Equity Lifestyle Properties, Inc.	41,600	2,407,808
HCP, Inc.	190,500	7,360,920
Hospitality Properties Trust	193,800	5,313,996
MFA Financial, Inc.	244,900	1,844,097
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	287,800	5,240,838
Senior Housing Properties Trust	288,400	4,980,668
Starwood Property Trust, Inc.	54,500	1,185,920
Two Harbors Investment Corp.	455,100	4,651,122
Ventas, Inc.	61,500	4,126,035

		70,434,735

Road & Rail — 1.7%
AMERCO	14,500	5,210,865
Ryder System, Inc.	71,400	6,463,128

		11,673,993

Semiconductors & Semiconductor Equipment — 0.9%
Teradyne, Inc.	325,500	6,269,130

Specialty Retail — 3.7%
Best Buy Co., Inc.	225,700	7,287,853
Dick’s Sporting Goods, Inc.	47,300	2,411,354
GameStop Corp. (Class A Stock)(a)	28,000	1,283,800
Gap, Inc. (The)	138,100	5,037,888
Murphy USA, Inc.*	77,000	4,216,520
Penske Automotive Group, Inc.	102,100	5,513,400

		25,750,815

Technology Hardware, Storage & Peripherals — 1.1%
NCR Corp.*	2,900	79,866
NetApp, Inc.	31,200	971,880
Western Digital Corp.	78,100	6,721,286

		7,773,032

Textiles, Apparel & Luxury Goods — 1.6%
Michael Kors Holdings Ltd.*	84,000	3,527,160
PVH Corp.	65,400	7,589,016

		11,116,176

Thrifts & Mortgage Finance — 0.2%
Washington Federal, Inc.	67,100	1,562,088

Trading Companies & Distributors — 1.1%
Air Lease Corp.	116,500	4,118,275
GATX Corp.(a)	64,960	3,445,478

		7,563,753

TOTAL LONG-TERM INVESTMENTS (cost $672,393,078)		697,286,873

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $63,113,542; includes $59,147,165 of cash collateral for securities on loan)(b)(c)	63,113,542	63,113,542

TOTAL INVESTMENTS — 108.4% (cost $735,506,620)(d)		760,400,415
Liabilities in excess of other assets — (8.4)%		(59,226,346)

NET ASSETS — 100.0%		$701,174,069

The following abbreviation is used in the Portfolio descriptions:

MLP	Master Limited Partnership

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,666,632; cash collateral of $59,147,165 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$735,913,341

Appreciation	55,343,828
Depreciation	(30,856,754)

Net Unrealized Appreciation	$24,487,074

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$25,371,833	$—	$—
Airlines	23,854,144	—	—
Auto Components	14,646,820	—	—
Automobiles	458,216	—	—
Banks	54,599,677	—	—
Beverages	6,236,868	—	—
Capital Markets	10,629,354	—	—
Chemicals	31,179,875	—	—
Commercial Services & Supplies	1,268,865	—	—
Communications Equipment	12,783,470	—	—
Construction & Engineering	5,318,175	—	—
Consumer Finance	10,492,307	—	—
Containers & Packaging	7,089,920	—	—
Diversified Financial Services	8,036,595	—	—
Electric Utilities	42,365,660	—	—
Electronic Equipment, Instruments & Components	4,285,855	—	—
Energy Equipment & Services	34,361,599	—	—
Food & Staples Retailing	4,441,968	—	—
Food Products	21,642,665	—	—
Gas Utilities	7,620,460	—	—
Health Care Providers & Services	17,203,425	—	—
Independent Power & Renewable Electricity Producers	7,132,160	—	—
Insurance	80,559,823	—	—
IT Services	10,313,929	—	—
Machinery	10,112,271	—	—
Media	5,721,132	—	—
Metals & Mining	18,515,909	—	—
Multi-Utilities	35,113,115	—	—
Multiline Retail	1,782,900	—	—
Oil, Gas & Consumable Fuels	34,972,058	—	—
Paper & Forest Products	7,032,103	—	—
Real Estate Investment Trusts (REITs)	70,434,735	—	—
Road & Rail	11,673,993	—	—
Semiconductors & Semiconductor Equipment	6,269,130	—	—
Specialty Retail	25,750,815	—	—
Technology Hardware, Storage & Peripherals	7,773,032	—	—
Textiles, Apparel & Luxury Goods	11,116,176	—	—
Thrifts & Mortgage Finance	1,562,088	—	—
Trading Companies & Distributors	7,563,753	—	—
Affiliated Money Market Mutual Fund	63,113,542	—	—

Total	$760,400,415	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price by the respective exchange. These securities are classified as level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.